PATENT RIGHTS (Tables)	9 Months Ended
Sep. 30, 2021
Patent Rights [Abstract]
Summary of Patent Rights
	Cost	Accumulated Amortization	Net Book Value
Balance at January 1, 2021	$2,130	$(352)	$1,778
Additions	268	(80)	188
Balance at September 30, 2021	$2,398	$(432)	$1,966